Equity	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Equity	Equity
23.1 Equity accounts
The capital stock of FEMSA is comprised of 2,161,177,770 BD units and 1,417,048,500 B units. As of December 31, 2022 and 2021, the common stock of FEMSA was comprised of 17,891,131,350 common shares, without par value and with no foreign ownership restrictions. Fixed capital stock amounts to Ps. 300 (nominal value) and the variable capital may not exceed 10 times the minimum fixed capital stock amount.
The characteristics of the common shares are as follows:
•Series “B” shares, with unlimited voting rights, which at all times must represent a minimum of 51% of total capital stock;
•Series “L” shares, with limited voting rights, which may represent up to 25% of total capital stock; and
•Series “D” shares, with limited voting rights, which individually or jointly with series “L” shares may represent up to 49% of total capital stock.
The Series “D” shares are comprised as follows:
•Subseries “D-L” shares may represent up to 25% of the series “D” shares;
•Subseries “D-B” shares may comprise the remainder of outstanding series “D” shares; and
•The non-cumulative premium dividend to be paid to series “D” shareholders will be 125% of any dividend paid to series “B” shareholders.
The Series “B” and “D” shares are linked together in related units as follows:
•“B units” each of which represents five series “B” shares, and which are traded on the BMV; and
•“BD units” each of which represents one series “B” share, two subseries “D-B” shares and two subseries “D-L” shares, and which are traded both on the BMV and the NYSE.
As of December 31, 2022 and 2021, FEMSA’s capital stock is comprised as follows:

	“B” Units	“BD” Units	Total
Units	1,417,048,500	2,161,177,770	3,578,226,270
Shares:
Series “B”	7,085,242,500	2,161,177,770	9,246,420,270
Series “D”	—	8,644,711,080	8,644,711,080
Subseries “D-B”	—	4,322,355,540	4,322,355,540
Subseries “D-L”	—	4,322,355,540	4,322,355,540
Total shares	7,085,242,500	10,805,888,850	17,891,131,350

The net income of the Company is subject to the legal requirement that 5% thereof be transferred to a legal reserve until such reserve equals 20% of common stock at nominal value. This reserve may not be distributed to shareholders during the existence of the Company, except as a stock dividend. As of December 31, 2022 and 2021, this reserve amounted to Ps. 596.
Retained earnings and other reserves distributed as dividends, as well as the effects derived from capital reductions, are subject to income tax at the rate in effect at the date of distribution, except when capital reductions come from restated shareholder contributions (“CUCA”) and when the distributions of dividends come from net taxable income, denominated Cuenta de Utilidad Fiscal Neta (“CUFIN”).
Dividends paid more than CUFIN are subject to income tax at a grossed-up rate based on the current statutory rate. Since 2003, this tax may be credited against the income tax of the year in which the dividends are paid, and in the following two years against the income tax and estimated tax payments. A new Income Tax Law (“LISR”) went into effect on January 1, 2014; such law no longer includes the tax consolidation regime which allowed calculating the CUFIN on a consolidated basis; therefore, beginning in 2014, distributed dividends must be taken from the individual CUFIN balance of FEMSA, which can be increased with the subsidiary companies’ individual CUFINES through the transfers of dividends. The sum of the individual CUFIN balances of FEMSA and its subsidiaries as of December 31, 2022 amounted to Ps. 294,037. Dividends distributed to its stockholders who are individuals and foreign residents must withhold 10% for LISR purposes, which will be paid in Mexico. The foregoing will not be applicable when distributed dividends arise from the accumulated CUFIN balances as of December 31, 2013.
At an ordinary shareholders’ meeting of FEMSA held on March 20, 2020, the shareholders approved a dividend of Ps. 10,360 that was paid 50% on August 20, 2020, and the other 50% on November 5, 2020; and a reserve for share repurchase of a maximum of Ps. 17,000. As of December 31, 2020, the Company has not repurchased shares. Treasury shares resulted from share-based payment bonus plan are disclosed in Note 18.
At an ordinary shareholders’ meeting of Coca-Cola FEMSA held on March 17, 2020, the shareholders approved a dividend of Ps. 10,210 that was paid 50% on May 5, 2020 and other 50% on November 3, 2020. The corresponding payment to the non-controlling interest was Ps. 5,389.
At an ordinary shareholders’ meeting of FEMSA held on March 24, 2021, the shareholders approved a dividend of Ps.7,687 that was paid 50% on May 6, 2021, and the other 50% on November 5, 2021; and a reserve for share repurchase of a maximum of Ps. 17,000. As of December 31, 2021, the Company has not repurchased shares. Treasury shares resulting from the share-based payment bonus plan are disclosed in Note 18.
At an ordinary shareholders’ meeting of Coca-Cola FEMSA held on March 19, 2021, the shareholders approved a dividend of Ps. 10,588 that was paid 50% on May 4, 2021, and the other 50% on November 3, 2021. The corresponding payment to the non-controlling interest was Ps. 5,588.
At an ordinary shareholders’ meeting of FEMSA held on April 8, 2022, the shareholders approved a dividend of Ps.11,358 that was paid 50% on May 5, 2022, and the other 50% on November 7, 2022; and a reserve for share repurchase of a maximum of Ps. 17,000. As of December 31, 2022, the Company has not repurchased shares. Treasury shares resulting from the share-based payment bonus plan are disclosed in Note 18.

At an ordinary shareholders’ meeting of Coca-Cola FEMSA held on March 28, 2022, the shareholders approved a dividend of Ps. 11,407 that was paid 50% on May 3, 2022, and the other 50% on November 3, 2022. The corresponding payment to the non-controlling interest was Ps. 6,021.
For the years ended December 31, 2022, 2021 and 2020 the dividends declared and paid by the Company and Coca-Cola FEMSA were as follows:

	2022		2021		2020
FEMSA	Ps.	11,358	Ps.	7,687	Ps.	10,360
Coca-Cola FEMSA (100% of dividend)		11,407		10,588		10,210

For the years ended December 31, 2022, 2021 and 2020 the dividends declared and paid per share by the Company are as follows:

Series of Shares	2022		2021		2020
“B”	Ps.	0.56600	Ps.	0.38333	Ps.	0.51667
“D”		0.70850		0.47917		0.64583

23.2 Capital management
The Company manages its capital to ensure that its subsidiaries will be able to continue as going concerns while maximizing the return to shareholders through the optimization of its debt and equity balance to obtain the lowest cost of capital available. The Company manages its capital structure and makes adjustments to it in light of changes in economic conditions. To maintain or adjust the capital structure, the Company may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2022 and 2021.
The Company is not subject to any externally imposed capital requirements, other than the legal reserve (see Note 23.1) and debt covenants (see Note 19).
The Company's Finance, Planning and the Corporate Practices Committees review the capital structure of the Company on a quarterly basis. As part of this review, the committee considers the cost of capital and the risks associated with each class of capital. In conjunction with this objective, the Company seeks to maintain the highest credit rating both national and international, currently rated as of December 31, 2022 AAA and BBB+ respectively, which requires it to have a debt to earnings before interest, taxes, depreciation and amortization (“EBITDA”) ratio lower than 2. As a result, before entering into new business ventures, acquisitions or divestitures, management evaluates the optimal ratio of debt to EBITDA to maintain its credit rating.